Trading Activities - Offsetting of Derivative Assets and Liabilities (Detail) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets		$ 3,653,141	$ 3,272,429
Gross Amounts Offset in the Statements of Financial Condition, Assets		(1,428,659)	(1,897,018)
Amounts Presented in the Statements of Financial Condition, Assets		2,224,482	1,375,411
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Assets		0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Assets		0	0
Net Amount, Assets		2,224,482	1,375,411
Gross Amounts Recognized, Liabilities		(1,428,659)	(1,944,889)
Gross Amounts Offset in the Statements of Financial Condition, Liabilities		1,428,659	1,897,018
Amounts Presented in the Statements of Financial Condition, Liabilities			(47,871)
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Liabilities		0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Liabilities		0	0
Net Amount, Liabilities			(47,871)
Net fair value		2,224,482	1,327,540
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets		2,377,628	2,203,401
Gross Amounts Offset in the Statements of Financial Condition, Assets		(639,577)	(827,990)
Amounts Presented in the Statements of Financial Condition, Assets		1,738,051	1,375,411
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Assets		0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Assets		0	0
Net Amount, Assets		1,738,051	1,375,411
Gross Amounts Recognized, Liabilities		(639,577)	(827,990)
Gross Amounts Offset in the Statements of Financial Condition, Liabilities		639,577	827,990
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Liabilities		0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Liabilities		0	0
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets		1,275,513	1,069,028
Gross Amounts Offset in the Statements of Financial Condition, Assets		(789,082)	(1,069,028)
Amounts Presented in the Statements of Financial Condition, Assets		486,431
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Assets		0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Assets		0	0
Net Amount, Assets		486,431
Gross Amounts Recognized, Liabilities		(789,082)	(1,116,899)
Gross Amounts Offset in the Statements of Financial Condition, Liabilities		789,082	1,069,028
Amounts Presented in the Statements of Financial Condition, Liabilities			(47,871)
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Liabilities		0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Liabilities		0	0
Net Amount, Liabilities			(47,871)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets			1,716,860
Gross Amounts Offset in the Statements of Financial Condition, Assets			(1,422,426)
Amounts Presented in the Statements of Financial Condition, Assets			294,434
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Assets			0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Assets			0
Net Amount, Assets			294,434
Gross Amounts Recognized, Liabilities			(1,486,976)
Gross Amounts Offset in the Statements of Financial Condition, Liabilities			1,422,426
Amounts Presented in the Statements of Financial Condition, Liabilities			(64,550)
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Liabilities			0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Liabilities			0
Net Amount, Liabilities			(64,550)
Net fair value			229,884
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Liquidation Basis of Accounting [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets		812,258
Gross Amounts Offset in the Statements of Financial Condition, Assets		(775,086)
Amounts Presented in the Statements of Financial Condition, Assets		37,172
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Assets		0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Assets		0
Net Amount, Assets		37,172
Gross Amounts Recognized, Liabilities		(775,086)
Gross Amounts Offset in the Statements of Financial Condition, Liabilities		775,086
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Liabilities		0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Liabilities		0
Net fair value		37,172
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures Contracts [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets			1,051,049
Gross Amounts Offset in the Statements of Financial Condition, Assets			(756,615)
Amounts Presented in the Statements of Financial Condition, Assets			294,434
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Assets			0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Assets			0
Net Amount, Assets			294,434
Gross Amounts Recognized, Liabilities			(756,615)
Gross Amounts Offset in the Statements of Financial Condition, Liabilities			756,615
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Liabilities			0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Liabilities			0
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets			665,811
Gross Amounts Offset in the Statements of Financial Condition, Assets			(665,811)
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Assets			0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Assets			0
Gross Amounts Recognized, Liabilities			(730,361)
Gross Amounts Offset in the Statements of Financial Condition, Liabilities			665,811
Amounts Presented in the Statements of Financial Condition, Liabilities			(64,550)
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Liabilities			0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Liabilities			0
Net Amount, Liabilities			$ (64,550)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets		812,258
Gross Amounts Offset in the Statements of Financial Condition, Assets		(775,086)
Amounts Presented in the Statements of Financial Condition, Assets	[1]	37,172
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Assets		0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Assets		0
Net Amount, Assets		37,172
Gross Amounts Recognized, Liabilities		(775,086)
Gross Amounts Offset in the Statements of Financial Condition, Liabilities		775,086
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Liabilities		0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Liabilities		$ 0

[1]	Presented on a liquidation basis of accounting.